Discontinued Operations - Reconciliation of major classes of income and losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
OTHER INCOME (EXPENSES)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS	$ 3,177,185	$ (43,442,949)	$ (474,640)
Discontinued operations. | Xiangtai BVI and Silanchi
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	27,853,679	129,600,996	112,126,467
Total cost of revenues	26,689,473	125,906,145	104,809,121
Gross profit	1,164,206	3,694,851	7,317,346
OPERATING EXPENSES:
Selling	58,625	910,947	1,232,651
General and administrative	611,490	1,215,241	2,094,940
Provision for doubtful accounts	27,380,572	38,110,049	1,738,810
Impairment of goodwill		5,533,507
Impairment of long-lived assets		1,026,023	724,987
Total operating expenses	28,050,687	46,795,767	5,791,388
Loss from operations	(26,886,481)	(43,100,916)	1,525,958
OTHER INCOME (EXPENSES)
Interest income	494	1,476	3,062
Interest expense	(1,483,947)	(1,654,086)	(1,653,429)
Other finance expense	(2,677)	(25,333)	(60,181)
Other expense (income), net	(9,545)	333,564	(66,877)
Total other expense, net	(1,495,675)	(1,344,379)	(1,777,425)
Loss before income taxes	(28,382,156)	(44,445,295)	(251,467)
Income tax expense (benefit)	2,551,113	(1,002,346)	223,173
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS	(30,933,269)	(43,442,949)	(474,640)
Discontinued operations. | Xiangtai BVI and Silanchi | Supermarket and grocery store
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues		1,777,222	7,402,284
Total cost of revenues		1,885,056	6,397,149
Discontinued operations. | Xiangtai BVI and Silanchi | Farmers' market
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	4,201,877	47,319,273	80,473,936
Total cost of revenues	4,189,686	46,519,672	76,192,444
Discontinued operations. | Xiangtai BVI and Silanchi | Feed raw materials
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	23,651,802	80,504,501	24,250,247
Total cost of revenues	$ 22,499,787	$ 77,501,417	$ 22,219,528